Supplemental Oil and Gas Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2016
Extractive Industries [Abstract]
Weighted Average Benchmark Product Prices

All proved reserves are located in the United States and all prices are held constant in accordance with SEC rules.

	For the Year Ended December 31,
	2016	2015	2014
Oil ($/Bbl)
West Texas Intermediate(1)	$42.75	$46.79	$91.48
NGL ($/Bbl)
West Texas Intermediate(1)	$42.75	$46.79	$91.48
Natural Gas ($/Mmbtu)
Henry Hub(2)	$2.48	$2.59	$4.35

(1)	The unweighted average West Texas Intermediate price was adjusted by lease for quality, transportation fees, and a regional price differential.
(2)	The unweighted average Henry Hub price was adjusted by lease for energy content, compression charges, transportation fees, and regional price differentials.

Summary of changes in quantities of proved oil and natural gas reserves

The following tables set forth estimates of the net reserves as of December 31, 2016, 2015 and 2014, respectively:

	For the Year Ended December 31, 2016
	Oil (MBbls)	Gas (MMcf)	NGL (MBbls)	Equivalent (MBoe)
Proved developed and undeveloped reserves:
Beginning of the year	36,650	344,959	8,897	103,040
Extensions, discoveries and additions	18,870	32,782	2,606	26,940
Purchase of minerals in place	26,835	13,545	1,823	30,916
Production	(1,848)	(17,820)	(471)	(5,289)
Revision of previous estimates	6,940	(48,364)	(1,981)	(3,102)

End of year	87,447	325,102	10,874	152,505

Proved developed reserves:
Beginning of year	7,503	142,990	2,235	33,570
End of year	19,192	145,880	3,765	47,270
Proved undeveloped reserves:
Beginning of year	29,147	201,969	6,662	69,470
End of year	68,255	179,222	7,109	105,235

	For the Year Ended December 31, 2015
	Oil (MBbls)	Gas (MMcf)	NGL (MBbls)	Equivalent (MBoe)
Proved developed and undeveloped reserves:
Beginning of the year	222	249,787	324	42,177
Balance at inception of common control (February 17, 2015)	7,400	6,183	1,637	10,068
Extensions, discoveries and additions	27,598	143,338	5,976	57,464
Purchase of minerals in place	1,972	4,296	710	3,398
Production	(968)	(14,847)	(351)	(3,794)
Revision of previous estimates	426	(43,798)	601	(6,273)

End of year	36,650	344,959	8,897	103,040

Proved developed reserves:
Beginning of year	222	122,780	324	21,009
End of year	7,503	142,990	2,235	33,570
Proved undeveloped reserves:
Beginning of year	—	127,007	—	21,168
End of year	29,147	201,969	6,662	69,470

	For the Year Ended December 31, 2014
	Oil (MBbls)	Gas (MMcf)	NGL (MBbls)	Equivalent (MBoe)
Proved developed and undeveloped reserves:
Beginning of the year	175	210,293	—	35,224
Extensions and discoveries	63	4,318	573	1,356
Purchase of minerals in place	17	13,684	—	2,298
Production	(31)	(9,388)	(41)	(1,637)
Revision of previous estimates	(2)	30,880	(208)	4,936

End of year	222	249,787	324	42,177

Proved developed reserves:
Beginning of year	175	97,734	—	16,464
End of year	222	122,780	324	21,009
Proved undeveloped reserves:
Beginning of year	—	112,559	—	18,760
End of year	—	127,007	—	21,168

Standardized Measure of Discounted Future Net Cash Flows

The standardized measure of discounted future net cash flows is as follows:

	For the Year Ended December 31,
	2016	2015	2014
Future cash inflows	$4,434,117	$2,851,021	$1,167,732
Future production costs	(1,220,067)	(866,253)	(420,781)
Future development costs	(1,146,632)	(741,798)	(147,809)
Future income tax expense	(442,285)	(216)	(563)

Future net cash flows for estimated timing of cash flows	1,625,133	1,242,754	598,579
10% annual discount for estimated timing of cash flows	(1,082,092)	(790,824)	(368,680)

Standardized measure of discounted future net cash flows	$543,041	$451,930	$229,899

Changes in Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Reserves

The following is a summary of the changes in the standardized measure of discounted future net cash flows for the proved oil and natural gas reserves during each of the years in the three year period ended December 31, 2016:

	For the Year Ended December 31,
	2016	2015	2014
Beginning of year	$451,930	$229,899	$165,181
Balance at inception of common control (February 17, 2015)	—	215,544	—
Sale of oil and natural gas produced, net of production costs	(104,596)	(60,640)	(29,498)
Purchase of minerals in place	188,317	69,258	14,587
Extensions and discoveries	168,796	261,728	20,195
Changes in income taxes, net	(206,817)	171	(266)
Changes in prices and costs	(57,034)	(193,130)	19,683
Previously estimated development costs incurred	15,067	—	190
Net changes in future development costs	11,985	1,646	(3,194)
Revisions of previous quantities	3,943	9,827	26,945
Accretion of discount	103,000	41,859	16,522
Change in production rates and other	(31,550)	(124,232)	(446)

End of year	$543,041	$451,930	$229,899

Capitalized Costs Relating to Oil and Natural Gas Producing Activities

The total amount of capitalized costs relating to oil and natural gas producing activities and the total amount of related accumulated depreciation, depletion and amortization is as follows at the dates indicated.

	For the Year Ended December 31,
	2016	2015	2014
Evaluated oil and natural gas properties	$1,144,857	$732,479	$247,482
Unevaluated oil and natural gas properties	428,991	251,493	80,058
Accumulated depletion, depreciation and amortization	(196,567)	(117,030)	(43,539)

Total	$1,377,281	$866,942	$284,001

Costs Incurred in Oil and Natural Gas Property Acquisition, Exploration and Development Activities

Costs incurred in property acquisition, exploration and development activities were as follows for the periods indicated:

	For the Year Ended December 31,
	2016	2015	2014
Property acquisition costs, proved	$230,910	$92,010	$21,337
Property acquisition costs, unproved	235,652	176,832	69,729
Exploration and extension well costs	72,875	132,138	12,731
Development	63,006	107,651	28,253

Total	$602,443	$508,631	$132,050